Income tax expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Taxes [Abstract]
Current taxes	€ (1,908)	€ (1,913)		€ (1,892)
Deferred taxes	350	106		1,771
Total	(1,558)	(1,807)	[1]	(121)	[1]
Income before tax and investments accounted for using the equity method	€ 7,798	€ 13,778	[1]	€ 2,752	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.